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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                  811-08659
                                   ---------------------------------------------

                               Henssler Fund Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1281 Kennestone Circle, Suite 100, Marietta, GA                  30066
--------------------------------------------------------------------------------
  (Address of principal executive offices)                     (Zip code)

1288 Valley Forge Rd., Suite 88, Valley Forge, PA                19482
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:         770-429-9166
                                                   -----------------------------


Date of fiscal year end:                4/30/03
                         ----------------------------------


Date of reporting period:               4/30/03
                         ----------------------------------

Item 1 - Reports to Stockholders

Item 2 - Code of Ethics
         Not applicable.

Item 3 - Audit Committee Financial Expert
         Not applicable.

Item 4 - Principal Accountant Fees and Services
         Not applicable.

Item 5 - Audit Committee of Listed Registrants
         Not applicable.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
         Not applicable.

Item 8 - [Reserved]

Item 9 - Controls and Procedures
         Not applicable.

Item 10 - Exhibits

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

    Exhibit 99.302 CERT - Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

    Exhibit 99.906 CERT - Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)

By: /s/ Gene W. Henssler, Ph.D.
    ---------------------------
    Gene W. Henssler, Ph.D.

Date: July 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Gene W. Henssler, Ph.D.
    ----------------------------
    Gene W. Henssler, Ph.D.



Date: July 9, 2003

By: /s/ Patricia T. Henssler
    ----------------------------
    Patricia T. Henssler

                                 [LOGO OMITTED]

                                  THE HENSSLER
                                  EQUITY FUND
                                  ------------
                                Lighting the Way



                                 ANNUAL REPORT
                                 APRIL 30, 2003



                            THE HENSSLER EQUITY FUND
                             1281 KENNESTONE CIRCLE
                                   SUITE 100
                            MARIETTA, GEORGIA 30066



                                 1-800-936-3863
                               WWW.HENSSLER.COM.

                                                                        TABLE OF
                                                                        CONTENTS
[LOGO OMITTED]                                                    APRIL 30, 2003
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

     Letter to the Shareholders......................................1-2

     Performance History.............................................3

     Schedule of Investments.........................................4-7

     Statement of Assets & Liabilities...............................8

     Statement of Operations.........................................9

     Statement of Changes in Net Assets..............................10

     Financial Highlights............................................11

     Notes to the Financial Statements...............................12-17

     Independent Auditor's Report....................................18

                                                                       LETTER TO
[LOGO OMITTED]                                                  THE SHAREHOLDERS
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

June 6, 2003




Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund (the "Fund"). The Fund's cumulative return year to date through April 30, 2003, was up 8.28% versus an increase of 7.65% for the Standard & Poor's 500 Index (S&P 500). Since inception on June 10, 1998, The Fund has returned 1.89% versus a decrease of (2.53%) for the S&P 500 on an annualized basis.

The Fund continues to perform well among its peers. For the three-year period through April 30, 2003, Morningstar ranked The Fund as a Large Cap Blend Fund, and stated that The Fund finished in the top seven percent (7%) of Large Cap Blend funds for that period. The ranking compares performance among funds with the same investment objectives. There were one thousand fifty-five (1055) funds classified as Large Cap Blend funds. Of course, we caution investors that past performance is no guarantee of future results.

Our economy and nation is as solid as a rock and should continue to be. Our investment strategy remains intact. We will continue to buy only the strongest companies around. During the malaise, we were comfortable with the composition of our portfolio as we are today.

Our long-term investment strategy continues to focus on the overweighting of our positions in Technology, Health Care, and Financial sectors. Since the last report we have initiated new positions in a variety of sectors. We initiated new positions in Automatic Data Processing, Du Pont, Eli Lilly, Leggett & Platt, Lincare Holdings, Sunguard Data Systems, and TCF Financial. We also increased our position in General Electric during the past six months.

With the addition of new high quality stocks, we also eliminated several positions. During the past six months we eliminated several positions including Federal Signal and Jefferson Pilot. We are confident that our decisions enhanced the quality of the Henssler Equity Fund and will contribute to the fund's performance as the market and economy recovers.


_____________________________________________________________________________ 1

                                                                       LETTER TO
[LOGO OMITTED]                                                  THE SHAREHOLDERS
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

June 6, 2003

Page Two


If you would like to receive periodic information regarding The Fund, we encourage you to visit our website at www.henssler.com. You can review The Henssler Equity Fund link as often as you like. Each quarter through our website, we provide details on our top 10 holdings, industry allocation, and other statistics. We also provide on our website media appearance information and links to articles in which The Fund's management team has been quoted.


On behalf of our board of directors and management team, we thank you for the trust and confidence you have shown by using The Henssler Equity Fund as your investment vehicle.


Yours very truly,



Gene W. Henssler, Ph.D.    Theodore L. Parrish       James L. Brookover, CFA
Co-Manager                 Co-Manager                Co-Manager






This report is intended for The Fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

2 ______________________________________________________________________________

                                                                     PERFORMANCE
[LOGO OMITTED]                                                           HISTORY
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------


                            THE HENSSLER EQUITY FUND
                            ------------------------
                   PERFORMANCE OF $10,000 INITIAL INVESTMENT
       FOR THE PERIOD JUNE 10, 1998 (INCEPTION OF FUND) TO APRIL 30, 2003




                               [GRAPHIC OMITTED]



                                          |------------------------------------------|  |------------------------------|
                                          |       AVERAGE ANNUAL TOTAL RETURN        |  | Investment value 4/30/2003   |
                                          |-----------------------|------------------|  |                              |
                                          | Periods ended 4/30/03 |  Since inception |  |   assuming $10,000 initial   |
                                          |-----------------------|                  |  |                              |
                                          | One Year   Three Year |      6/10/98     |  | investment at June 10, 1998  |
------------------------------------------|-----------------------|------------------|  |------------------------------|
   THE HENSSLER EQUITY FUND               | (12.62)%     (6.31)%  |      1.89%       |  |          $10,960             |
      S&P 500 Total Return*               | (13.31)%    (12.96)%  |      (2.53)%     |  |          $ 8,821             |
--------------------------------------------------------------------------------------  -------------------------------|


The graph assumes an initial $10,000 investment at June 10, 1998. All dividends and distributions are reinvested.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

*The S&P 500 Total Return Index by Standard & Poor's Corp. is a capitalization weighted index comprised of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.


_______________________________________________________________________________3

                                                                     SCHEDULE OF
                                                                     INVESTMENTS
[LOGO OMITTED]                                                    APRIL 30, 2003
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------         -----
COMMON STOCK -- 98.73%

  MATERIALS -- 4.11%

     BUILDING AND CONSTRUCTION PRODUCTS
     Vulcan Materials Co.                               46,135     $ 1,613,341
                                                                   ------------
     CHEMICAL-SPECIALTY
     Ecolab, Inc.                                        7,400         378,066
     E.I. du Pont de Nemours & Co.                      24,500       1,041,985
                                                                   ------------
                                                                     1,420,051
                                                                   ------------
        TOTAL MATERIALS                                              3,033,392
                                                                   ------------

  INDUSTRIALS -- 11.03%

     AUTO-MEDIUM & HEAVY DUTY TRUCKS
     PACCAR, Inc.                                       39,462       2,301,424
                                                                   ------------
     DATA PROCESSING/MANAGEMENT
     Automatic Data Processing, Inc.                    42,500       1,429,275
                                                                   ------------
     DIVERSIFIED MANUFACTURING
     General Electric Co.                               63,335       1,865,216
     Illinois Tool Works Inc.                           20,000       1,279,600
                                                                   ------------
                                                                     3,144,816
                                                                   ------------
     INSTRUMENTS-CONTROLS
     Parker Hannifin Corp.                              31,000       1,261,080
                                                                   ------------
        TOTAL INDUSTRIALS                                            8,136,595
                                                                   ------------
TELECOM SERVICES -- 1.75%

     TELEPHONE-LOCAL
     Alltel Corp.                                       27,600       1,293,336
                                                                   ------------
        TOTAL TELECOM SERVICES                                       1,293,336
                                                                   ------------
CONSUMER DISCRETIONARY -- 6.71%

     BUILDING-RESIDENTIAL/COMMERCIAL
     Lennar Corp.                                       18,500       1,003,440
     Lennar Corp. Class B                                1,850          99,067
                                                                   ------------
                                                                     1,102,507
                                                                   ------------
     HOME FURNISHINGS
     Leggett & Platt, Inc.                              39,000         805,350
                                                                   ------------

4 ______________________________________________________________________________

                                                                     SCHEDULE OF
                                                                     INVESTMENTS
[LOGO OMITTED]                                                    APRIL 30, 2003
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------         -----
     MULTIMEDIA
     Walt Disney Co.                                    37,000     $   690,420
                                                                   ------------
     RETAIL-MAJOR DEPARTMENT STORES
     Target Corp.                                       70,270       2,349,829
                                                                   ------------
        TOTAL CONSUMER DISCRETIONARY                                 4,948,106
                                                                   ------------
CONSUMER STAPLES -- 12.57%

     BEVERAGES-NON-ALCOHOLIC
     Pepsico, Inc.                                      72,475       3,136,718
                                                                   ------------
     BREWERY
     Anheuser-Busch Companies, Inc.                     31,270       1,559,748
                                                                   ------------
     COSMETICS & TOILETRIES
     Kimberly-Clark Corp.                               37,835       1,883,048
                                                                   ------------
     FOOD-WHOLESALE/DISTRIBUTION
     Sysco Corp.                                        61,950       1,779,823
                                                                   ------------
     RETAIL-DRUG STORES
     Walgreen Co.                                       29,770         918,702
                                                                   ------------
        TOTAL CONSUMER STAPLES                                       9,278,039
                                                                    ------------
ENERGY -- 5.74%

     OIL COMPANY-INTEGRATED
     BP PLC ADR                                         35,400       1,364,316
     Exxon/Mobil Corp.                                  56,414       1,985,773
     Royal Dutch Petroleum Co. GDR                      21,580         882,190
                                                                   ------------
        TOTAL ENERGY                                                 4,232,279
                                                                   ------------
FINANCIALS -- 20.05%

     COMMERCIAL BANKS-CENTRAL US
     TCF Financial Corp.                                30,000       1,188,000
                                                                   ------------
     COMMERCIAL BANKS-SOUTHERN US
     Southtrust Corp.                                   92,900       2,504,584
                                                                    ------------
     FINANCE-CREDIT CARD
     MBNA Corp.                                        114,763       2,169,021
                                                                   ------------
     FINANCE-MORTGAGE LOAN/BANKER
     Federal National Mortgage Association              34,730       2,514,105
                                                                   ------------

______________________________________________________________________________ 5

                                                                     SCHEDULE OF
                                                                     INVESTMENTS
[LOGO OMITTED]                                                    APRIL 30, 2003
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------         -----
     INSURANCE-MULTI-LINE
     American International Group, Inc.                 34,209     $ 1,982,412
                                                                   ------------
     INVESTMENT MANAGEMENT/ADVISORY SERVICES
     Goldman Sachs Group, Inc.                          17,600       1,335,840
     T. Rowe Price Group, Inc.                          54,500       1,663,340
                                                                   ------------
                                                                     2,999,180
                                                                   ------------
     MONEY CENTER BANKS
     Bank of America Corp.                              19,400       1,436,570
                                                                   ------------
        TOTAL FINANCIALS                                            14,793,872
                                                                   ------------
HEALTHCARE -- 18.96%
     MEDICAL INSTRUMENTS
     Medtronic, Inc.                                    31,600       1,508,584
                                                                   ------------
     MEDICAL PRODUCTS
     Johnson & Johnson                                  47,270       2,664,137
                                                                   ------------
     MEDICAL-DRUGS
     Bristol-Myers Squibb Co.                           62,415       1,594,079
     Eli Lilly & Co.                                    35,700       2,278,374
     Mylan Laboratories                                127,750       3,611,492
                                                                   ------------
                                                                     7,483,945
                                                                   ------------
     MEDICAL-OUTPATIENT CARE
     Lincare Holdings, Inc.*                            30,500         926,285
                                                                   ------------
     MEDICAL-WHOLESALE DRUG DISTRIBUTION
     Cardinal Health, Inc.                              25,450       1,406,876
                                                                   ------------
        TOTAL HEALTHCARE                                            13,989,827
                                                                   ------------
INFORMATION TECHNOLOGY -- 17.81%

     COMPUTER SERVICES
     Sunguard Data Systems, Inc.*                       63,000       1,354,500
                                                                   ------------
     COMPUTER SOFTWARE
     Microsoft Corp.                                    93,500       2,389,860
                                                                   ------------
     COMPUTER-MICRO
     Dell Computer Corp.*                               40,200       1,164,996
     International Business Machines Corp.              31,100       2,640,390
                                                                   ------------
                                                                     3,805,386
                                                                   ------------

6 ______________________________________________________________________________

                                                                     SCHEDULE OF
                                                                     INVESTMENTS
[LOGO OMITTED]                                                    APRIL 30, 2003
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------         -----

     ELECTRONIC COMPONENTS-SEMICONDUCTORS
     Applied Materials, Inc.*                          168,200     $ 2,459,084
     Intel Corp.                                        92,940       1,707,308
     Texas Instruments, Inc.                            76,900       1,421,881
                                                                   ------------
                                                                     5,588,273
                                                                   ------------
        TOTAL INFORMATION TECHNOLOGY                                13,138,019
                                                                   ------------

     TOTAL COMMON STOCK (COST $71,277,382)                          72,843,465
                                                                   ------------


                                                       PRINCIPAL
                                                         AMOUNT
                                                         ------
REPURCHASE AGREEMENTS -- 1.07%
     Fifth Third Bank, 0.75%, dated 04/30/03,
        due 05/01/03, repurchase price $787,334
        (collateralized by $739,488 FNMB
        Pool #313268, 8.00%, due 12/01/16,
        market value $810,938 (COST $787,318)          $787,318        787,318
                                                                   ------------
     TOTAL INVESTMENTS
        (COST $72,064,700+) -- 99.80%                               73,630,783
     OTHER ASSETS LESS LIABILITIES,
        NET -- 0.20%                                                   148,162
                                                                   ------------
     NET ASSETS -- 100%                                            $73,778,945
                                                                   ============

* Non-income producing security.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
+ Cost for federal income tax purposes is $72,491,618 and net unrealized appreciation consists of:

        Gross unrealized appreciation:                             $ 6,596,795
        Gross unrealized depreciation:                              (5,457,630)
                                                                   ------------
        Net unrealized appreciation:                               $ 1,139,165
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               See "NOTES TO THE FINANCIAL STATEMENTS" on Page 12


______________________________________________________________________________ 7

                                                             STATEMENT OF ASSETS
                                                                   & LIABILITIES
[LOGO OMITTED]                                                    APRIL 30, 2003
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments, at market (identified cost $72,064,700)             $73,630,783
  Receivables:
     Fund shares sold                                                  164,644
     Dividends and interest                                             61,290
                                                                   ------------
        Total assets                                                73,856,717
                                                                   ------------
LIABILITIES:
  Payables:
     Operating service fees due to advisor                              39,466
     Advisory fees due to advisor                                       29,199
     Accrued expenses                                                      122
     Fund shares redeemed                                                8,985
                                                                   ------------
        Total liabilities                                               77,772
                                                                   ------------

NET ASSETS                                                         $73,778,945
                                                                   ============

NET ASSETS CONSIST OF:
  Common stock                                                     $       680
  Additional capital paid-in                                        76,527,339
  Undistributed net investment income                                  171,031
  Accumulated net realized losses on investments                    (4,486,188)
  Net unrealized appreciation of investments                         1,566,083
                                                                   ------------

Net Assets, for 6,802,338 shares outstanding                       $73,778,945
                                                                   ============

Net Asset Value, offering and redemption price per share           $     10.85
                                                                   ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               See "NOTES TO THE FINANCIAL STATEMENTS" on Page 12

8 ______________________________________________________________________________

                                                                    STATEMENT OF
                                                                      OPERATIONS
[LOGO OMITTED]                                 FOR THE YEAR ENDED APRIL 30, 2003
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                         $   16,509
  Dividends (Net of foreign tax withheld of $11,998)                  856,838
                                                                   ------------
     Total investment income                                          873,347
                                                                   ------------

EXPENSES:
  Investment advisory fees                                            265,082
  Administration fees                                                 371,115
  Directors' fees                                                      12,801
                                                                   ------------
     Total expenses                                                   648,998
                                                                   ------------

  Net investment income                                               224,349
                                                                   ------------

REALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                  (3,675,887)
  Net change in unrealized appreciation on investments              (1,032,751)
                                                                   ------------
  Net loss on investments                                           (4,708,638)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(4,484,289)
                                                                   ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               See "NOTES TO THE FINANCIAL STATEMENTS" on Page 12


______________________________________________________________________________ 9

                                                                   STATEMENTS OF
[LOGO OMITTED]                                             CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                                                   YEAR ENDED      YEAR ENDED
                                                 APRIL 30, 2003  APRIL 30, 2002
                                                 --------------  --------------

Operations:
  Net investment income                           $    224,349    $      1,043
  Net realized loss on investments                  (3,675,887)       (555,346)
  Net change in unrealized appreciation
     on investments                                 (1,032,751)     (1,138,449)
                                                  -------------   -------------
Net decrease in net assets resulting
  from operations                                   (4,484,289)     (1,692,752)
                                                  -------------   -------------
Distributions to shareholders from:
  Net investment income                                (54,361)        (24,228)
  Net realized gains                                        --         (72,599)
                                                  -------------   -------------
                                                       (54,361)        (96,827}
                                                  -------------   -------------
Capital Share Transactions:
  Proceeds from shares sold                         53,564,040      18,866,280
  Proceeds from shares issued to holders in
     reinvestment of dividends                          52,696          94,624
  Cost of shares redeemed                          (14,658,872)     (7,375,060)
                                                  -------------   -------------
Increase in net assets from Fund
  share transactions                                38,957,864      11,585,844
                                                  -------------   -------------

Increase in net assets                              34,419,214       9,796,265

NET ASSETS:
  Beginning of year                                 39,359,731      29,563,466
                                                  -------------   -------------
  End of year (including undistributed
     accumulated net investment income
     of $171,031 and $1,043, respectively)        $ 73,778,945    $ 39,359,731
                                                  =============   =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               See "NOTES TO THE FINANCIAL STATEMENTS" on Page 12


10 _____________________________________________________________________________

                                                                       FINANCIAL
[LOGO OMITTED]                                                        HIGHLIGHTS
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

The tables below set forth financial data for one share of capital stock outstanding throughout each period presented


                                    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                       ENDED          ENDED          ENDED          ENDED          ENDED
                                   APRIL 30, 2003 APRIL 30, 2002 APRIL 30, 2001 APRIL 30, 2000 APRIL 30, 1999*
                                   ---------------------------------------------------------------------------

NET ASSET VALUE,
  BEGINNING OF PERIOD                  $12.43         $13.12         $13.29         $11.74         $10.00
                                       -------        -------        -------        -------        -------

  Income From Investment
     Operations:
  Net investment income                  0.04             --           0.01           0.01           0.02
  Net gain (loss) on securities
     (both realized and unrealized)     (1.61)         (0.65)         (0.14)          1.56           1.74
                                       -------        -------        -------        -------        -------

        Total from investment
           operations                   (1.57)         (0.65)         (0.13)          1.57           1.76
                                       -------        -------        -------        -------        -------
  Distributions:
  Net realized capital gain                --          (0.03)         (0.04)            --             --
  Net investment income                 (0.01)         (0.01)            --          (0.02)         (0.02)
                                       -------        -------       -------        -------         -------
     Total distributions                (0.01)         (0.04)         (0.04)         (0.02)         (0.02)
                                       -------        -------        -------        -------        -------
NET ASSET VALUE,
  END OF PERIOD                        $10.85         $12.43         $13.12         $13.29         $11.74
                                       =======        =======        =======        =======        =======

TOTAL RETURN                           (12.62)%        (4.99)%        (0.96)%        13.37%         17.57%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
     (in 000s)                        $73,779        $39,360        $29,563        $22,120        $15,680
  Ratio of expenses to average
     net assets                          1.22%          1.27%          1.21%          1.20%          1.20%(1)
  Ratio of net investment income
     to average net assets               0.42%          0.00%          0.10%          0.10%          0.17%(1)
  Portfolio turnover rate                  22%            44%            49%            58%            14%


* The Henssler Equity Fund commenced operations on June 10, 1998.
(1)Annualized



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               See "NOTES TO THE FINANCIAL STATEMENTS" on Page 12


_____________________________________________________________________________ 11

                                                                    NOTES TO THE
                                                            FINANCIAL STATEMENTS
[LOGO OMITTED]                                                    APRIL 30, 2003
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Henssler Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Company has an authorized capital of 100,000,000 shares, classified as shares of common stock with a par value of $.0001 per share. The Fund's investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

     The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by Henssler Asset Management, LLC (the "Adviser"). Accordingly, no organization costs have been recorded by the Fund.

     The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation -- Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not rated on the valuation date are valued at the most recent bid prices. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment manager under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.

b) Repurchase agreements -- In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair market value which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

d) Distributions to Shareholders -- Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least

12 _____________________________________________________________________________

                                                                    NOTES TO THE
                                                            FINANCIAL STATEMENTS
[LOGO OMITTED]                                                    APRIL 30, 2003
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

e) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund were as follows:

                                        YEAR ENDED         YEAR ENDED
                                      APRIL 30, 2003     APRIL 30, 2002
                                      --------------     --------------
     Sold.............................  5,011,580          1,478,235
     Reinvested.......................      5,111              7,404
     Redeemed......................... (1,381,453)          (572,593)
                                       -----------         ----------
     Net Increase.....................  3,635,238            913,046
                                       ===========         ==========

3.   INVESTMENT TRANSACTIONS

     The cost of purchases and the proceeds from sales of investments, excluding short-term investments, by the Fund for the year ended April 30, 2003, were as follows:

     Purchases:                       $50,285,183
     Sales:                            11,322,368

4.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Fund has entered into a Management Agreement with Henssler Asset Management, LLC (the "Adviser") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the year ended April 30, 2003, the Adviser earned advisory fees of $265,082.

_____________________________________________________________________________ 13

                                                                    NOTES TO THE
                                                            FINANCIAL STATEMENTS
[LOGO OMITTED]                                                    APRIL 30, 2003
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

     The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Adviser to provide or arrange for day-to-day operational services to the Fund. Under the Servicing Agreement, the Adviser provides all of the Fund's day-to-day operational services, excluding costs of brokerage, interest, taxes, litigation, independent directors' fees and expenses, independent directors' legal fees, and extraordinary expenses. For the year ended April 30, 2003, the Fund incurred independent directors' fees of $12,801. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to the Fund's daily net assets. For the year ended April 30, 2003, the Adviser earned fees of $371,115.

     The Fund and the Adviser have entered into an Investment Company Services Agreement (the "ICSA") with CITCO-Quaker Fund Services, Inc. to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, registrar, and record keeping services.

     The Fund and the Adviser have entered into a Distribution Agreement with CITCO-Quaker Fund Services, Inc. to provide distribution services to the Fund. CITCO-Quaker Fund Services, Inc. serves as underwriter/distributor of the Fund.

     Certain directors and officers of the Fund are directors and officers of the Adviser.

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2003, Charles Schwab & Co. owned of record in aggregate more than 43% of the Henssler Equity Fund. The shares are held under an omnibus account (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

5. REVOLVING LINE OF CREDIT

     Revolving Credit Agreement -- The Fund has a $5,000,000 Revolving Credit Agreement with Fifth Third Bank; borrowings under this arrangement bear interest at the Overnight Funds Rate in effect on the day the loan is made. The Overnight Funds Rate means the rate of interest on overnight facilities, which the Bank is offering to other borrowers and potential borrowers of comparable financial condition to borrower on the business day a loan is made pursuant to this agreement. As of April 30, 2003, there were no outstanding balances.


14 _____________________________________________________________________________

                                                                    NOTES TO THE
                                                            FINANCIAL STATEMENTS
[LOGO OMITTED]                                                    APRIL 30, 2003
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------


6.   DISTRIBUTION TO SHAREHOLDERS

     Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

     The tax character of distributions paid during the fiscal years 2003 and 2002 was as follows:

     Distributions paid from:                2003               2002
                                             ----               ----
        Ordinary income                    $54,361            $24,228
        Long-term capital gain                  --             72,599
                                           -------            -------
                                           $54,361            $96,827
                                           =======            =======

     As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                              VALUE
                                                          ------------
        Undistributed ordinary income                     $   171,031
        Unrealized appreciation**                           1,139,165
        Capital loss carryforward                          (2,725,073)
        Post-October capital loss*                         (1,334,197)
                                                          ------------
                                                          $(2,749,074)
                                                          ============

 * Under current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year.

** The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

     At April 30, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,725,073, of which $614,205 expires in 2010 and $2,110,868 expires in 2011. Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.


_____________________________________________________________________________ 15

                                                                    NOTES TO THE
                                                            FINANCIAL STATEMENTS
[LOGO OMITTED]                                                    APRIL 30, 2003
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------


7.   RECLASSIFICATIONS

     Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended April 30, 2003, the reclassification of permanent differences in book and tax accounting have resulted in an increase to additional capital paid-in and an increase to accumulated net realized loss of $2,001.

8.   CHANGE OF FUND AUDITOR

     On June 21, 2002, the Board of Directors of the Fund approved changing the Fund's independent auditors from McCurdy & Associates CPA's, Inc. to Tait, Weller & Baker for the fiscal year ending April 30, 2003.


     INDEPENDENT DIRECTORS (UNAUDITED)

                                                                              NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND COMPLEX
                                                      LENGTH OF               OVERSEEN          OTHER
NAME, AGE AND ADDRESS               POSITION          TIME SERVED             BY DIRECTOR       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
Kenneth M. Davies (63)              Director          Since 1998              One               Etruscan Foundation,
Penobscot Building                                                                              Cathedral Services Corp.
Suite 3270
Detroit, MI 48226

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney, Principal, Kenneth M. Davies, P.C.
------------------------------------------------------------------------------------------------------------------------
Ladd Kochman (58)                   Director          Since 1998              One               None
1000 Chastain Road
Kennesaw, GA 30144-5591

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Professor of Finance, Kennesaw State University
------------------------------------------------------------------------------------------------------------------------
Robert E. Nickels (60)              Director          Since 2002              One               None
2 Delegal's Retreat
Savannah, GA 31441

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Retired
------------------------------------------------------------------------------------------------------------------------


16 _____________________________________________________________________________






                                                                    NOTES TO THE
                                                            FINANCIAL STATEMENTS
[LOGO OMITTED]                                                    APRIL 30, 2003
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

                  ADDITIONAL DIRECTORS AND OFFICERS (UNAUDITED)


                                                                              NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND COMPLEX
                                                      LENGTH OF               OVERSEEN          OTHER
NAME, AGE AND ADDRESS               POSITION          TIME SERVED             BY DIRECTOR       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
Gene W. Henssler, Ph.D. (63)        Director,         Since 1998              One               None
1281 Kennestone Circle              President,
Suite 100                           Co-Portfolio
Marietta, GA 30066                  Manager

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, G.W. Henssler & Associates, Ltd.
Co-Portfolio Manager, Henssler Equity Fund
------------------------------------------------------------------------------------------------------------------------
Patricia T. Henssler, C.P.A. (48)   Director,         Since 1998              One               None
1281 Kennestone Circle              Executive V.P.,
Suite 100                           Treasurer
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Treasurer, G.W. Henssler & Associates, Ltd.; Certified Public Accountant, Henssler, Still & Associates, LLC
------------------------------------------------------------------------------------------------------------------------
William G. Lako, Jr. (33)           Vice President    Since 1998              One               Cherokee National Trust
1281 Kennestone Circle
Suite 100
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Principal, G.W. Henssler & Associates, Ltd.
------------------------------------------------------------------------------------------------------------------------
Scott L. Keller, CFA (37)           Vice President    Since 1998              One               Cherokee National Trust
1281 Kennestone Circle
Suite 100
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Principal, G.W. Henssler & Associates, Ltd.
------------------------------------------------------------------------------------------------------------------------
Theodore L. Parrish (31)            Vice President    Since 1998              One               None
1281 Kennestone Circle              Co-Portfolio
Suite 100                           Manager
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Principal, G.W. Henssler & Associates, Ltd.
Co-Portfolio Manager, Henssler Equity Fund
------------------------------------------------------------------------------------------------------------------------

_____________________________________________________________________________ 17

                                                           REPORT OF INDEPENDENT
[LOGO OMITTED]                                      CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
  THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors
The Henssler Equity Fund


We have audited the accompanying statement of assets and liabilities of The Henssler Equity Fund, including the schedule of investments, as of April 30, 2003, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended April 30, 2002 and the financial highlights for each of the three years in the period ended April 30, 2002 and for the period of June 10, 1998 (commencement of operations) through April 30, 1999 were audited by other auditors whose report dated May 21, 2002 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Henssler Equity Fund as of April 30, 2003, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 22, 2003


18 _____________________________________________________________________________

                                    Advisor:
                                    --------
                         Henssler Asset Management, LLC
                       1281 Kennestone Circle, Suite 100
                            Marietta, Georgia 30066



                                  Distributor:
                                  ------------
                     Citco-Quaker Fund Distributions, Inc.
                        1288 Valley Forge Road, Suite 88
                        Valley Forge, Pennsylvania 19482



                                   Custodian:
                                   ----------
                           The Fifth Third Bank, N.A.
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263



              Transfer, Redemption, and Dividend Disbursing Agent:
              ----------------------------------------------------
                     Citco-Quaker Fund Distributions, Inc.
                        1288 Valley Forge Road, Suite 88
                        Valley Forge, Pennsylvania 19482



                            Independent Accountants:
                            ------------------------
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103



                                 Legal Counsel:
                                 --------------
                       Law Offices of Stephanie A. Djinis
                         1749 Old Meadow Rd., Suite 310
                                McLean, VA 22102